Related Party Transactions (Details)			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 JPY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)
Kaika International [Member]
Related Party Transaction [Line Items]
Equity interest percentage	100.00%	100.00%
Cash consideration	$ 37,595	¥ 5,000,000
Gain from disposal of equity method investment			$ 341,139	¥ 49,297,548	$ 190,571	¥ 27,539,183
Palpito [Member]
Related Party Transaction [Line Items]
Equity interest percentage	40.00%	40.00%
Cash consideration	$ 300,760	¥ 40,000,000